FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
FAIR VALUE
Blended interest rate for determining fair value of nonaccrual loans (as a percent)	0.00%	0.00%
Fair value of commitments		$ 0
Financial assets:
Interest-bearing deposits	235	10	10	10
Securities available for sale	47,374	44,388	47,307	43,799
Carrying Amount
Financial assets:
Total financial assets	570,743	546,199	528,610	519,108
Financial liabilities:
Total financial liabilities	526,289	504,333	484,061	470,696
Estimated Fair Value
Financial assets:
Total financial assets	572,509	546,566	522,870	514,388
Financial liabilities:
Total financial liabilities	528,115	503,100	482,288	470,170
Level 1 | Carrying Amount
Financial assets:
Cash and cash equivalents	20,746	18,219	26,219	26,961
Level 1 | Estimated Fair Value
Financial assets:
Cash and cash equivalents	20,746	18,219	26,219	26,961
Level 2 | Carrying Amount
Financial assets:
Interest-bearing deposits	235	10	10	10
Securities available for sale	47,374	44,388	47,307	43,799
Federal Home Loan Bank stock	3,060	3,060	3,060	3,060
Net loans	497,843		450,378
Financial liabilities:
Deposits	484,016	466,299	447,907	434,557
Borrowings	42,087	37,852	35,925	35,925
Level 2 | Estimated Fair Value
Financial assets:
Interest-bearing deposits	235	10	10	10
Securities available for sale	47,374	44,388	47,307	43,799
Federal Home Loan Bank stock	3,060	3,060	3,060	3,060
Net loans	499,609		444,638
Financial liabilities:
Deposits	485,230	465,431	446,438	434,227
Borrowings	42,699	37,487	35,621	35,729
Level 3 | Carrying Amount
Financial assets:
Net loans		479,171		443,959
Accrued interest receivable	1,485	1,351	1,636	1,319
Financial liabilities:
Accrued interest payable	186	182	229	214
Level 3 | Estimated Fair Value
Financial assets:
Net loans		479,538		439,239
Accrued interest receivable	1,485	1,351	1,636	1,319
Financial liabilities:
Accrued interest payable	$ 186	$ 182	$ 229	$ 214